Income Taxes (Deferred Tax Balances) (Details) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Long-term deferred tax assets (liabilities):
Intangible assets	[1]	$ (34)	$ (37)
Property and equipment		(6)	(2)
Prepaid expenses and deferred customer acquisition costs		(6)	(5)
Claims and related expenses			1
Accrued liabilities		2	2
Other long-term obligations		1	3
Tenant improvements		1
Deferred interest expense		4
Net operating loss and tax credit carryforwards	[2]		1
Less valuation allowance		(1)
Net Long-term deferred tax liability		(39)	(38)
Deferred tax liability related primarily to the difference in the tax versus book basis of intangible assets		$ 42	$ 40

[1]	The deferred tax liability relates primarily to the difference in the tax versus book basis of intangible assets. We had $42 million and $40 million of deferred tax liability included in this net deferred tax liability as of December 31, 2018 and 2017, respectively, that will not actually be paid unless certain of our business units are sold.
[2]	Primarily represents state credit carryforwards. We have no remaining state credit carryforwards as of December 31, 2018.